Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 13,016		¥ 19,725		$ 2,042
Cumulative unrealized gains		3,910		8,113		614
Cumulative unrealized losses (including impairment)		(6,138)		(3,235)		(963)
Total carrying value		10,788		24,603		$ 1,693
Gross unrealized gains		1,062	$ 167	4,396	¥ 1,447
Gross unrealized losses (including impairment)	[1]	(4,424)	(694)	(2,679)	(1,641)
Net unrealized (losses) gains on equity securities held		(3,362)	(527)	1,717	(194)
Net realized gains on equity securities sold				266	211
Total net gains (losses) recognized in other income, net		¥ (3,362)	$ (527)	¥ 1,983	¥ 17

[1]	Gross unrealized losses (downward adjustments excluding impairment) were RMB863 million, RMB378 million and RMB166 million (US$26 million) for the years ended December 31, 2019, 2020 and 2021, respectively.